Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in 000’s)	Adjusted FFO Per Fully Diluted Share ($)(3)
					TSR ($)	Peer Group TSR(2) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	2,622,366	2,355,069	1,218,942	1,108,613	147	96	758	1.91
2022	2,423,711	2,347,865	1,500,597	1,435,406	142	92	(1,623)	1.83
2021	2,357,788	4,535,058	947,655	1,595,876	148	110	27,615	1.45
2020	1,864,910	1,618,412	639,514	441,669	94	81	78,509	1.86

(1)
Amounts represent “compensation actually paid” (as defined below) to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2022	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2021	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2020	John Albright	Steven Greathouse, Matthew Partridge, Mark Patten, Daniel Smith

(2)
Represents the cumulative TSR (the “Peer Group TSR”) of the 2023 Peer Group (see page 30 above), which was used for compensation benchmarking purposes for 2023 compensation as described above. In addition, for 2022, the peer group used for compensation benchmarking purposes consisted of the same companies as the 2023 Peer Group, except that the Cedar Realty Trust, Inc. was included for 2022 and was removed for 2023 and replaced with RPT Realty. The change was made by the Compensation Committee after reviewing the Company’s and the peer companies’ asset base, market capitalization, total enterprise value, and other factors. A comparison of the Company’s TSR and the Peer Group TSR for 2022 and 2023 is set forth in the sub-table below.

Year	Company TSR	2022 Peer Group TSR	2023 Peer Group TSR
2020	94	83	81
2021	148	113	110
2022	142	94	92
2023	147	95	96

(3)
For calculations of AFFO per diluted share, see pages 48 – 50 of our Annual Report on Form 10-K filed with the SEC on February 22, 2024, which also includes a GAAP reconciliation of this non-GAAP measure.

(4)
“Compensation Actually Paid” (“CAP”) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (see page 40 above), adjusted as follows. As our NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023		2022		2021		2020
Adjustments	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation table for Applicable Fiscal Year	(1,209,080)	(499,164)	(1,141,117)	(734,921)	(1,135,825)	(382,239)	(929,602)	(328,875)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	1,090,110	449,983	1,220,410	716,807	2,066,282	686,661	792,893	239,386
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(187,893)	(75,917)	(51,182)	(17,031)	1,184,425	332,595	(143,285)	(20,377)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	39,566	14,769	(103,957)	(30,046)	62,388	11,206	33,496	8,839
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	—	—	—	—	—	—	—	(96,818)
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS TO DETERMINE CAP	(267,297)	(110,329)	(75,846)	(65,191)	2,177,270	648,222	(246,498)	(197,845)

Company Selected Measure Name	AFFO per diluted share
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2023	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2022	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2021	John Albright	Steven Greathouse, Matthew Partridge, Daniel Smith
2020	John Albright	Steven Greathouse, Matthew Partridge, Mark Patten, Daniel Smith

Peer Group Issuers, Footnote
(2)
Represents the cumulative TSR (the “Peer Group TSR”) of the 2023 Peer Group (see page 30 above), which was used for compensation benchmarking purposes for 2023 compensation as described above. In addition, for 2022, the peer group used for compensation benchmarking purposes consisted of the same companies as the 2023 Peer Group, except that the Cedar Realty Trust, Inc. was included for 2022 and was removed for 2023 and replaced with RPT Realty. The change was made by the Compensation Committee after reviewing the Company’s and the peer companies’ asset base, market capitalization, total enterprise value, and other factors. A comparison of the Company’s TSR and the Peer Group TSR for 2022 and 2023 is set forth in the sub-table below.

Year	Company TSR	2022 Peer Group TSR	2023 Peer Group TSR
2020	94	83	81
2021	148	113	110
2022	142	94	92
2023	147	95	96

PEO Total Compensation Amount	$ 2,622,366	$ 2,423,711	$ 2,357,788	$ 1,864,910
PEO Actually Paid Compensation Amount	$ 2,355,069	2,347,865	4,535,058	1,618,412
Adjustment To PEO Compensation, Footnote
	2023		2022		2021		2020
Adjustments	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation table for Applicable Fiscal Year	(1,209,080)	(499,164)	(1,141,117)	(734,921)	(1,135,825)	(382,239)	(929,602)	(328,875)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	1,090,110	449,983	1,220,410	716,807	2,066,282	686,661	792,893	239,386
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(187,893)	(75,917)	(51,182)	(17,031)	1,184,425	332,595	(143,285)	(20,377)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	39,566	14,769	(103,957)	(30,046)	62,388	11,206	33,496	8,839
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	—	—	—	—	—	—	—	(96,818)
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS TO DETERMINE CAP	(267,297)	(110,329)	(75,846)	(65,191)	2,177,270	648,222	(246,498)	(197,845)

Non-PEO NEO Average Total Compensation Amount	$ 1,218,942	1,500,597	947,655	639,514
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,108,613	1,435,406	1,595,876	441,669
Adjustment to Non-PEO NEO Compensation Footnote
	2023		2022		2021		2020
Adjustments	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs	PEO	Average of non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” Column in the Summary Compensation table for Applicable Fiscal Year	(1,209,080)	(499,164)	(1,141,117)	(734,921)	(1,135,825)	(382,239)	(929,602)	(328,875)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	1,090,110	449,983	1,220,410	716,807	2,066,282	686,661	792,893	239,386
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(187,893)	(75,917)	(51,182)	(17,031)	1,184,425	332,595	(143,285)	(20,377)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	39,566	14,769	(103,957)	(30,046)	62,388	11,206	33,496	8,839
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	—	—	—	—	—	—	—	(96,818)
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	—	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS TO DETERMINE CAP	(267,297)	(110,329)	(75,846)	(65,191)	2,177,270	648,222	(246,498)	(197,845)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
We believe the following performance measures represent the most important financial performance measures used by us to link our NEOs’ CAP for the fiscal year ended December 31, 2023:
•
Our TSR over a 3-year performance period versus the performance of the Index

•
Adjusted FFO per fully diluted share

•
Other income growth

•
Same-store leased occupancy change

Total Shareholder Return Amount	$ 147	142	148	94
Peer Group Total Shareholder Return Amount	96	92	110	81
Net Income (Loss)	$ 758,000	$ (1,623,000)	$ 27,615,000	$ 78,509,000
Company Selected Measure Amount	1.91	1.83	1.45	1.86
PEO Name	John Albright
Peer Group Total Shareholder Return Amount for 2022	$ 95	$ 94	$ 113	$ 83
Peer Group Total Shareholder Return Amount for 2023	$ 96	92	110	81
Measure:: 1
Pay vs Performance Disclosure
Name	Our TSR over a 3-year performance period versus the performance of the Index
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FFO per fully diluted share
Non-GAAP Measure Description
(3)
For calculations of AFFO per diluted share, see pages 48 – 50 of our Annual Report on Form 10-K filed with the SEC on February 22, 2024, which also includes a GAAP reconciliation of this non-GAAP measure.

Measure:: 3
Pay vs Performance Disclosure
Name	Other income growth
Measure:: 4
Pay vs Performance Disclosure
Name	Same-store leased occupancy change
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (267,297)	(75,846)	2,177,270	(246,498)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,209,080)	(1,141,117)	(1,135,825)	(929,602)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,090,110	1,220,410	2,066,282	792,893
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,893)	(51,182)	1,184,425	(143,285)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,566	(103,957)	62,388	33,496
PEO | Fair Value of Award Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,329)	(65,191)	648,222	(197,845)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(499,164)	(734,921)	(382,239)	(328,875)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,983	716,807	686,661	239,386
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,917)	(17,031)	332,595	(20,377)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,769	(30,046)	11,206	8,839
Non-PEO NEO | Fair Value of Award Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(96,818)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Increase based on Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount